Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted-average number of shares outstanding (in shares)	72,205,369	72,205,369
Diluted weighted-average number of shares outstanding (in shares)	72,205,369	72,205,369
Antidilutive securities excluded from EPS calculation (in shares)	4,958,553	4,576,100